Vanguard Market Liquidity Fund Expense Example - Investor Prospectus [Member] - Vanguard Market Liquidity Fund - Investor Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1
Expense Example, with Redemption, 3 Years	2
Expense Example, with Redemption, 5 Years	3
Expense Example, with Redemption, 10 Years	$ 6